Share Based Compensation - Schedule of Options to Services Providers and Advisers Outstanding (Details)	6 Months Ended
Jun. 30, 2025 ₪ / shares shares
Services Providers and Advisers [Member]
Schedule of Options to Services Providers and Advisers Outstanding [Line Items]
Number of options, Options outstanding	185,111
Weighted average Exercise price, Options outstanding (in New Shekels per share) | ₪ / shares	₪ 3.36
Number of options, Granted,
Weighted average Exercise price, Granted (in New Shekels per share) | ₪ / shares
Number of options, Exercised	55,000
Weighted Average Exercise Price, Exercised (in New Shekels per share) | ₪ / shares	₪ 3.4
Number of options, Forfeited
Weighted average Exercise price, Forfeited (in New Shekels per share) | ₪ / shares
Number of options, Outstanding	240,111
Weighted Average Exercise Price, Outstanding (in New Shekels per share) | ₪ / shares	₪ 3.37
Number of options, Exercisable options	182,812
Weighted Average Exercise Price, Exercisable options (in New Shekels per share) | ₪ / shares	₪ 3.34
Number of options, Share-based payment expenses	(26)
Number of options, Share-based payment expenses	26
Employees and Directors [Member]
Schedule of Options to Services Providers and Advisers Outstanding [Line Items]
Number of options, Options outstanding	368,641
Weighted average Exercise price, Options outstanding (in New Shekels per share) | ₪ / shares	₪ 0.37
Number of options, Exercised	81,633
Weighted Average Exercise Price, Exercised (in New Shekels per share) | ₪ / shares	₪ 0.37
Number of options, Forfeited	30,000
Weighted average Exercise price, Forfeited (in New Shekels per share) | ₪ / shares	₪ 3.56
Number of options, Outstanding	257,008
Weighted Average Exercise Price, Outstanding (in New Shekels per share) | ₪ / shares	₪ 0.48
Number of options, Exercisable options	257,008
Weighted Average Exercise Price, Exercisable options (in New Shekels per share) | ₪ / shares	₪ 0.48
Number of options, Share-based payment expenses	(15)
Number of options, Share-based payment expenses	15